Recently Issued Pronouncements	12 Months Ended
Mar. 03, 2012
Recently Issued Pronouncements [Abstract]
Recently issued pronouncements
3.	RECENTLY ISSUED PRONOUNCEMENTS

In September 2011, the FASB issued an amendment to Topic 350, Intangibles - Goodwill and Other, to simplify how entities test goodwill for impairment. The most significant amendment in this update is the option of a qualitative test for impairment, by providing entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (as defined as likelihood greater than 50%) that the fair value of a reporting unit is less than its carrying value. An entity has an unconditional option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to the two step test and may resume performing the qualitative assessment in any subsequent period. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company will adopt the guidance in the first quarter of fiscal 2013 and is currently evaluating the impact that the adoption of this guidance will have on its results of operations, financial condition and disclosures.

In June 2011, the FASB issued authoritative guidance which is expected to improve the comparability, consistency, and transparency of financial reporting as well as increase the prominence of items reported in other comprehensive income. The guidance amends previous literature by eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity, among other amendments. The guidance now provides entities with the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued an update to defer the requirement for entities to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. The new authoritative guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011 and should be applied retrospectively, with early adoption permitted. The Company will adopt the guidance in the first quarter of fiscal 2013 and is currently evaluating the impact that the adoption of this guidance will have on its results of operations, financial condition and disclosures.

In May 2011, the FASB, as a result of work performed with the International Accounting Standards Board (“IASB”), issued authoritative guidance to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The guidance is expected to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The guidance presents certain amendments to clarify existing fair value measurements and disclosure requirements such as clarifying the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and clarifying that a reporting entity should disclose quantitative information about the unobservable inputs used in a fair value measurements that is categorized within Level 3 of the fair value hierarchy. Furthermore, the guidance amends previous literature by requiring additional disclosures about fair value measurements, specifically requesting more information about the valuation processes used for fair value measurements categorized within Level 3 of the fair value hierarchy as well as presenting sensitivity of the fair value measurements to changes in unobservable inputs in Level 3 valuations. The guidance also amends previous literature around measuring the fair value of financial instruments that are managed within a portfolio as well as the application of premiums and discounts in a fair value measurement. The new authoritative guidance is effective for interim and annual periods beginning after December 15, 2011. The Company will adopt the guidance in the first quarter of fiscal 2013 and is currently evaluating the impact that the adoption of this guidance will have on its results of operations, financial condition and disclosures.